Schedule of Investments (unaudited) September 30, 2020	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)	31,716	$2,876,641
Boeing Co.	283,592	46,866,414
BWX Technologies, Inc.(b)	48,664	2,740,270
Curtiss-Wright Corp.	23,002	2,145,167
General Dynamics Corp.(b)	132,564	18,350,835
HEICO Corp.(b)	22,338	2,337,895
HEICO Corp., Class A	41,513	3,680,543
Hexcel Corp.(b)	42,866	1,438,154
Howmet Aerospace, Inc.	230,498	3,853,927
Huntington Ingalls Industries, Inc.	20,726	2,917,184
L3Harris Technologies, Inc.(b)	114,838	19,504,086
Lockheed Martin Corp.	131,741	50,493,690
Mercury Systems, Inc.(a)	33,727	2,612,493
Northrop Grumman Corp.	83,203	26,249,714
Raytheon Technologies Corp.	757,545	43,589,139
Spirit AeroSystems Holdings, Inc., Class A, Class A(b)	56,095	1,060,756
Teledyne Technologies, Inc.(a)	18,833	5,842,185
Textron, Inc.	127,000	4,583,430
TransDigm Group, Inc.(b)	27,274	12,958,423
Virgin Galactic Holdings Inc.(a)(b)	53,955	1,037,555

		255,138,501

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(b)	70,070	7,160,453
Expeditors International of Washington, Inc.(b)	86,655	7,844,011
FedEx Corp.(b)	128,465	32,311,517
United Parcel Service, Inc., Class B	374,890	62,467,921
XPO Logistics, Inc.(a)(b)	46,670	3,951,082

		113,734,984

Airlines — 0.2%
Alaska Air Group, Inc.	71,098	2,604,320
American Airlines Group, Inc.(b)	267,350	3,285,732
Copa Holdings SA, Class A(b)	16,783	844,856
Delta Air Lines, Inc.	332,925	10,180,846
JetBlue Airways Corp.(a)(b)	145,335	1,646,646
Southwest Airlines Co.	319,494	11,981,025
United Airlines Holdings, Inc.(a)(b)	151,478	5,263,860

		35,807,285

Auto Components — 0.1%
Aptiv PLC	139,879	12,824,107
BorgWarner, Inc.(b)	103,733	4,018,616
Gentex Corp.	120,795	3,110,471
Lear Corp.	31,037	3,384,585

		23,337,779

Automobiles — 1.2%
Ford Motor Co.	2,112,059	14,066,313
General Motors Co.	655,234	19,388,374
Harley-Davidson, Inc.	93,448	2,293,214
Tesla, Inc.(a)	393,261	168,712,902
Thor Industries, Inc.(b)	27,643	2,633,272

		207,094,075

Banks — 3.1%
Associated Banc-Corp(b)	88,039	1,111,052
Bank of America Corp.	4,123,198	99,327,840
Bank of Hawaii Corp.(b)	21,836	1,103,155
Bank OZK(b)	57,588	1,227,776
BOK Financial Corp.(b)	15,956	821,894
Citigroup, Inc.	1,109,373	47,825,070

Security	Shares	Value

Banks (continued)
Citizens Financial Group, Inc.	222,482	$5,624,345
Comerica, Inc.	68,489	2,619,704
Commerce Bancshares, Inc.(b)	53,992	3,039,210
Cullen/Frost Bankers, Inc.(b)	28,819	1,842,975
East West Bancorp, Inc.(b)	70,644	2,312,885
Fifth Third Bancorp	373,322	7,959,225
First Citizens BancShares, Inc., Class A, Class A	2,983	950,921
First Hawaiian, Inc.(b)	68,030	984,394
First Horizon National Corp.	284,047	2,678,563
First Republic Bank(b)	93,525	10,199,837
FNB Corp.	164,449	1,114,964
Huntington Bancshares, Inc.(b)	537,884	4,932,396
JPMorgan Chase & Co.	1,614,307	155,409,335
KeyCorp(b)	507,183	6,050,693
M&T Bank Corp.(b)	66,848	6,156,032
PacWest Bancorp	60,351	1,030,795
People’s United Financial, Inc.	212,707	2,193,009
Pinnacle Financial Partners, Inc.	41,046	1,460,827
PNC Financial Services Group, Inc.	228,276	25,089,815
Popular, Inc.	53,610	1,944,435
Prosperity Bancshares, Inc.(b)	49,377	2,559,210
Regions Financial Corp.(b)	496,946	5,729,787
Signature Bank	26,219	2,175,915
Sterling Bancorp(b)	92,247	970,439
SVB Financial Group(a)	26,765	6,440,194
Synovus Financial Corp.(b)	74,220	1,571,237
TCF Financial Corp.(b)	79,534	1,857,914
Truist Financial Corp.	718,647	27,344,518
U.S. Bancorp	710,602	25,475,082
Umpqua Holdings Corp.(b)	110,521	1,173,733
Webster Financial Corp.	45,385	1,198,618
Wells Fargo & Co.	2,000,235	47,025,525
Western Alliance Bancorp	49,758	1,573,348
Wintrust Financial Corp.	30,232	1,210,792
Zions Bancorp NA	85,292	2,492,232

		523,809,691

Beverages — 1.5%
Boston Beer Co., Inc., Class A(a)	4,735	4,182,710
Brown-Forman Corp., Class A	22,750	1,562,470
Brown-Forman Corp., Class B	94,297	7,102,450
Coca-Cola Co.	2,054,790	101,444,982
Constellation Brands, Inc., Class A	85,169	16,140,377
Keurig Dr Pepper, Inc.(b)	220,293	6,080,087
Molson Coors Beverage Co., Class B(b)	90,955	3,052,450
Monster Beverage Corp.(a)	192,833	15,465,207
PepsiCo, Inc.(b)	738,132	102,305,095

		257,335,828

Biotechnology — 2.4%
AbbVie, Inc.	936,785	82,052,998
ACADIA Pharmaceuticals, Inc.(a)	68,203	2,813,374
Acceleron Pharma, Inc.(a)	23,542	2,649,181
Agios Pharmaceuticals, Inc.(a)	31,302	1,095,570
Alexion Pharmaceuticals, Inc.(a)	111,288	12,734,686
Alkermes PLC(a)	84,964	1,407,853
Alnylam Pharmaceuticals, Inc.(a)	63,086	9,185,322
Amgen, Inc.	313,114	79,581,054
Biogen, Inc.(a)(b)	84,023	23,835,645
BioMarin Pharmaceutical, Inc.(a)	93,643	7,124,359
Bluebird Bio, Inc.(a)	33,215	1,791,949
Exact Sciences Corp.(a)(b)	82,267	8,387,121
Exelixis, Inc.(a)	176,330	4,311,269

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Gilead Sciences, Inc.(b)	667,614	$42,186,529
Global Blood Therapeutics, Inc.(a)(b)	29,666	1,635,783
Immunomedics, Inc.(a)(b)	106,154	9,026,275
Incyte Corp.(a)(b)	100,510	9,019,767
Ionis Pharmaceuticals, Inc.(a)	66,442	3,152,673
Iovance Biotherapeutics, Inc.(a)(b)	69,158	2,276,681
Moderna, Inc.(a)(b)	148,700	10,520,525
Neurocrine Biosciences, Inc.(a)	48,262	4,640,874
Regeneron Pharmaceuticals, Inc.(a)	51,430	28,789,485
Sage Therapeutics, Inc.(a)	25,531	1,560,455
Sarepta Therapeutics, Inc.(a)	38,503	5,406,976
Seattle Genetics, Inc.(a)	63,531	12,432,381
United Therapeutics Corp.(a)	23,857	2,409,557
Vertex Pharmaceuticals, Inc.(a)	137,938	37,535,689

		407,564,031

Building Products — 0.5%
Allegion PLC(b)	47,182	4,666,772
AO Smith Corp.	76,880	4,059,264
Armstrong World Industries, Inc.(b)	24,268	1,669,881
AZEK Co., Inc.(a)	20,929	728,538
Carrier Global Corp.	453,500	13,849,890
Fortune Brands Home & Security, Inc.	72,506	6,273,219
Johnson Controls International PLC(b)	388,992	15,890,323
Lennox International, Inc.(b)	17,497	4,769,857
Masco Corp.	135,202	7,453,686
Owens Corning(b)	53,811	3,702,735
Trane Technologies PLC	128,850	15,623,063
Trex Co., Inc.(a)(b)	58,746	4,206,214

		82,893,442

Capital Markets — 2.5%
Affiliated Managers Group, Inc.(b)	22,919	1,567,201
Ameriprise Financial, Inc.	62,070	9,565,608
Apollo Global Management Inc.(b)	86,685	3,879,154
Ares Management Corp., Class A(b)	48,481	1,959,602
Bank of New York Mellon Corp.	434,464	14,919,494
BlackRock, Inc.(b)(c)	78,263	44,105,114
Carlyle Group Inc. (The)	56,787	1,400,935
Cboe Global Markets, Inc.	57,761	5,067,950
Charles Schwab Corp.(b)	617,799	22,382,858
CME Group, Inc.	188,753	31,580,264
E*TRADE Financial Corp.	111,810	5,596,090
Eaton Vance Corp.(b)	60,731	2,316,888
Evercore, Inc., Class A(b)	18,636	1,219,913
FactSet Research Systems, Inc.	19,601	6,563,983
Franklin Resources, Inc.(b)	162,971	3,316,460
Goldman Sachs Group, Inc.	176,776	35,526,673
Interactive Brokers Group, Inc., Class A, Class A	36,232	1,751,093
Intercontinental Exchange, Inc.	287,801	28,794,490
Invesco Ltd.(b)	186,797	2,131,354
KKR & Co., Inc.	277,474	9,528,457
Lazard Ltd., Class A, Class A	51,262	1,694,209
LPL Financial Holdings, Inc.	39,773	3,049,396
MarketAxess Holdings, Inc.	19,327	9,307,690
Moody’s Corp.	86,875	25,180,719
Morgan Stanley(b)	588,215	28,440,195
Morningstar, Inc.	11,185	1,796,423
MSCI, Inc.	43,808	15,629,818
Nasdaq, Inc.	59,688	7,324,314
Northern Trust Corp.(b)	100,028	7,799,183
Raymond James Financial, Inc.(b)	61,456	4,471,539
S&P Global, Inc.	128,513	46,341,788

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	58,645	$2,974,474
State Street Corp.	183,834	10,906,871
T. Rowe Price Group, Inc.	120,697	15,475,769
TD Ameritrade Holding Corp.(b)	138,316	5,415,071
Tradeweb Markets Inc., Class A(b)	41,810	2,424,980
Virtu Financial, Inc., Class A	27,179	625,389

		422,031,409

Chemicals — 1.8%
Air Products & Chemicals, Inc.	117,460	34,986,635
Albemarle Corp.	55,563	4,960,665
Ashland Global Holdings, Inc.	29,334	2,080,367
Axalta Coating Systems Ltd.(a)	115,763	2,566,466
Cabot Corp.	30,544	1,100,500
Celanese Corp.(b)	62,067	6,669,099
CF Industries Holdings, Inc.	109,391	3,359,398
Chemours Co.(b)	88,178	1,843,802
Corteva, Inc.(b)	391,753	11,286,404
Dow, Inc.	398,454	18,747,261
DuPont de Nemours, Inc.	391,147	21,700,835
Eastman Chemical Co.(b)	71,328	5,572,143
Ecolab, Inc.	132,723	26,523,364
Element Solutions, Inc.(a)	111,683	1,173,788
FMC Corp.	66,989	7,094,805
Huntsman Corp.	101,241	2,248,563
International Flavors & Fragrances, Inc.(b)	56,013	6,858,792
Linde PLC	278,913	66,417,553
LyondellBasell Industries NV, Class A	133,918	9,439,880
Mosaic Co.	202,819	3,705,503
NewMarket Corp.	3,312	1,133,764
Olin Corp.(b)	86,618	1,072,331
PPG Industries, Inc.(b)	125,685	15,343,625
RPM International, Inc.	68,115	5,642,647
Scotts Miracle-Gro Co.(b)	21,093	3,225,331
Sherwin-Williams Co.	43,831	30,538,811
Valvoline, Inc.	97,038	1,847,603
Westlake Chemical Corp.	22,551	1,425,674
WR Grace & Co.	31,368	1,263,817

		299,829,426

Commercial Services & Supplies — 0.5%
ADT, Inc.	104,469	853,512
Cintas Corp.(b)	47,594	15,840,711
Clean Harbors, Inc.(a)	27,862	1,561,108
Copart, Inc.(a)	106,602	11,210,266
IAA, Inc.(a)	70,453	3,668,488
MSA Safety, Inc.(b)	20,127	2,700,439
Republic Services, Inc.	114,919	10,727,689
Rollins, Inc.(b)	75,992	4,118,006
Stericycle, Inc.(a)(b)	45,549	2,872,320
Terminix Global Holdings, Inc.	72,942	2,908,927
Waste Management, Inc.	220,718	24,978,656

		81,440,122

Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	30,906	6,395,378
Ciena Corp.(a)	78,943	3,133,248
Cisco Systems, Inc.(b)	2,260,331	89,034,438
CommScope Holding Co., Inc.(a)(b)	96,598	869,382
EchoStar Corp.(a)	24,263	603,906
F5 Networks, Inc.(a)	32,136	3,945,337
Juniper Networks, Inc.(b)	164,186	3,529,999
Lumentum Holdings, Inc.(a)	38,106	2,862,904

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	91,962	$14,420,561
Ubiquiti, Inc.(b)	4,263	710,472
ViaSat, Inc.(a)(b)	28,882	993,252

		126,498,877

Construction & Engineering — 0.1%
AECOM(a)	77,981	3,262,725
Jacobs Engineering Group, Inc.	70,706	6,559,396
Quanta Services, Inc.	73,409	3,880,400
Valmont Industries, Inc.	9,696	1,204,049

		14,906,570

Construction Materials — 0.1%
Eagle Materials, Inc.(b)	22,928	1,979,145
Martin Marietta Materials, Inc.(b)	32,875	7,737,460
Vulcan Materials Co.	69,176	9,376,115

		19,092,720

Consumer Finance — 0.5%
American Express Co.	347,631	34,850,008
Capital One Financial Corp.	241,014	17,319,266
Credit Acceptance Corp.(a)(b)	5,510	1,865,906
Discover Financial Services	160,943	9,299,287
LendingTree, Inc.(a)(b)	4,563	1,400,339
OneMain Holdings, Inc.	32,596	1,018,625
Santander Consumer USA Holdings, Inc.	30,508	554,941
SLM Corp.	192,971	1,561,135
Synchrony Financial	323,796	8,473,741

		76,343,248

Containers & Packaging — 0.4%
Amcor PLC(b)	854,010	9,436,811
AptarGroup, Inc.	34,443	3,898,948
Ardagh Group SA	6,425	90,271
Avery Dennison Corp.	47,168	6,029,957
Ball Corp.	172,635	14,349,421
Berry Global Group, Inc.(a)	77,234	3,731,947
Crown Holdings, Inc.(a)	68,456	5,261,528
Graphic Packaging Holding Co.	155,466	2,190,516
International Paper Co.(b)	205,926	8,348,240
Packaging Corp. of America(b)	48,340	5,271,477
Sealed Air Corp.	82,180	3,189,406
Silgan Holdings, Inc.	37,794	1,389,685
Sonoco Products Co.	51,845	2,647,724
Westrock Co.(b)	133,894	4,651,478

		70,487,409

Distributors — 0.1%
Genuine Parts Co.(b)	74,552	7,095,114
LKQ Corp.(a)	160,558	4,452,273
Pool Corp.(b)	19,902	6,658,015

		18,205,402

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)(b)	33,590	5,107,024
Chegg, Inc.(a)(b)	62,328	4,452,712
frontdoor, Inc.(a)(b)	42,277	1,644,998
Graham Holdings Co., Class B	2,130	860,754
Grand Canyon Education, Inc.(a)	25,609	2,047,184
H&R Block, Inc.(b)	108,608	1,769,224
Service Corp. International	86,946	3,667,382

		19,549,278

Diversified Financial Services — 1.4%
Ally Financial, Inc.	198,656	4,980,306

Security	Shares	Value

Diversified Financial Services (continued)
Berkshire Hathaway, Inc., Class B(a)	1,018,836	$216,950,938
Equitable Holdings, Inc.	217,332	3,964,135
Jefferies Financial Group, Inc.	115,156	2,072,808
Voya Financial, Inc.	73,247	3,510,729

		231,478,916

Diversified Telecommunication Services — 1.5%
AT&T, Inc.(b)	3,792,395	108,121,181
CenturyLink, Inc.(b)	569,672	5,747,991
GCI Liberty, Inc., Class A, Class A(a)	56,944	4,667,130
Verizon Communications, Inc.	2,203,782	131,102,991

		249,639,293

Electric Utilities — 1.7%
Alliant Energy Corp.	128,709	6,647,820
American Electric Power Co., Inc.	260,630	21,301,290
Avangrid, Inc.	29,257	1,476,308
Duke Energy Corp.	392,491	34,759,003
Edison International(b)	196,507	9,990,416
Entergy Corp.	104,896	10,335,403
Evergy, Inc.	119,622	6,079,190
Eversource Energy	180,021	15,040,755
Exelon Corp.	504,377	18,036,522
FirstEnergy Corp.	303,850	8,723,533
Hawaiian Electric Industries, Inc.	52,817	1,755,637
IDACORP, Inc.	30,879	2,467,232
NextEra Energy, Inc.(b)	260,514	72,308,266
NRG Energy, Inc.(b)	123,622	3,800,140
OGE Energy Corp.	122,161	3,663,608
PG&E Corp.(a)(b)	674,510	6,333,649
Pinnacle West Capital Corp.	59,044	4,401,730
PPL Corp.	414,585	11,280,858
Southern Co.	565,020	30,635,384
Xcel Energy, Inc.	273,787	18,894,041

		287,930,785

Electrical Equipment — 0.5%
Acuity Brands, Inc.(b)	21,778	2,228,978
AMETEK, Inc.	124,668	12,391,999
Eaton Corp. PLC	212,786	21,710,556
Emerson Electric Co.(b)	318,238	20,866,866
Generac Holdings, Inc.(a)	31,895	6,176,148
GrafTech International Ltd.(b)	38,899	266,069
Hubbell, Inc.(b)	28,047	3,837,951
nVent Electric PLC	82,701	1,462,981
Regal Beloit Corp.	20,675	1,940,762
Rockwell Automation, Inc.(b)	62,781	13,854,511
Sensata Technologies Holding PLC(a)	78,996	3,407,887
Vertiv Holdings Co.(a)	115,802	2,005,691

		90,150,399

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	154,533	16,731,288
Arrow Electronics, Inc.(a)	39,825	3,132,635
Avnet, Inc.	51,693	1,335,747
CDW Corp.	74,700	8,928,891
Cognex Corp.(b)	84,860	5,524,386
Coherent, Inc.(a)	13,003	1,442,423
Corning, Inc.	391,560	12,690,460
Dolby Laboratories, Inc., Class A	30,523	2,023,064
FLIR Systems, Inc.	65,924	2,363,375
IPG Photonics Corp.(a)	21,188	3,601,324
Jabil, Inc.	73,888	2,531,403
Keysight Technologies, Inc.(a)	97,675	9,648,337

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.(b)	11,995	$2,127,193
National Instruments Corp.	67,460	2,408,322
SYNNEX Corp.	21,063	2,950,084
Trimble, Inc.(a)	130,188	6,340,156
Zebra Technologies Corp., Class A(a)	29,316	7,401,117

		91,180,205

Energy Equipment & Services — 0.1%
Baker Hughes Co.(b)	340,168	4,520,833
Halliburton Co.(b)	449,730	5,419,246
Helmerich & Payne, Inc.(b)	58,695	859,882
National Oilwell Varco, Inc.(b)	199,476	1,807,253
Schlumberger NV	757,375	11,784,755

		24,391,969

Entertainment — 2.0%
Activision Blizzard, Inc.	405,910	32,858,414
Electronic Arts, Inc.(a)	151,563	19,765,331
Liberty Media Corp-Liberty Formula One(a)	118,165	4,246,630
Lions Gate Entertainment Corp.(a)	90,845	806,946
Live Nation Entertainment, Inc.(a)	74,038	3,989,167
Madison Square Garden Co.(a)(b)	9,792	1,473,500
Madison Square Garden Entertainment Corp.(a)	9,792	670,654
Netflix, Inc.(a)	226,124	113,068,784
Roku, Inc.(a)	55,121	10,406,845
Spotify Technology SA(a)	69,515	16,862,253
Take-Two Interactive Software, Inc.(a)	58,967	9,742,528
Walt Disney Co.	960,883	119,226,363
World Wrestling Entertainment, Inc.(b)	24,370	986,254
Zynga, Inc., Class A(a)	469,631	4,283,035

		338,386,704

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	65,383	10,461,280
American Campus Communities, Inc.(b)	74,192	2,590,785
American Homes 4 Rent, Class A	135,286	3,852,945
American Tower Corp.	235,054	56,819,603
Americold Realty Trust	102,307	3,657,475
Apartment Investment & Management Co., Class A	78,885	2,660,002
Apple Hospitality REIT, Inc.(b)	116,152	1,116,221
AvalonBay Communities, Inc.	75,861	11,329,082
Boston Properties, Inc.	81,231	6,522,849
Brandywine Realty Trust(b)	87,207	901,720
Brixmor Property Group, Inc.(b)	157,959	1,846,541
Brookfield Property REIT, Inc., Class A(b)	34,052	416,796
Camden Property Trust(b)	49,472	4,402,019
CoreSite Realty Corp.(b)	24,131	2,868,693
Corporate Office Properties Trust	57,225	1,357,377
Cousins Properties, Inc.	82,141	2,348,411
Crown Castle International Corp.	221,914	36,948,681
CubeSmart(b)	104,299	3,369,901
CyrusOne, Inc.	59,296	4,152,499
Digital Realty Trust, Inc.	139,637	20,493,126
Douglas Emmett, Inc.	87,900	2,206,290
Duke Realty Corp.	194,840	7,189,596
Empire State Realty Trust, Inc., Class A(b)	77,941	476,999
EPR Properties(b)	40,258	1,107,095
Equinix, Inc.	46,880	35,634,894
Equity Commonwealth	59,910	1,595,403
Equity LifeStyle Properties, Inc.	91,872	5,631,754
Equity Residential	201,742	10,355,417
Essex Property Trust, Inc.	35,656	7,159,368
Extra Space Storage, Inc.	66,423	7,106,597

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust(b)	40,225	$2,954,124
First Industrial Realty Trust, Inc.	65,875	2,621,825
Gaming and Leisure Properties, Inc.	109,528	4,044,869
Healthcare Trust of America, Inc., Class A(b)	116,856	3,038,256
Healthpeak Properties, Inc.(b)	279,501	7,588,452
Highwoods Properties, Inc.	56,254	1,888,447
Host Hotels & Resorts, Inc.	372,940	4,024,023
Hudson Pacific Properties, Inc.	82,180	1,802,207
Invitation Homes, Inc.	294,805	8,251,592
Iron Mountain, Inc.(b)	152,304	4,080,224
JBG SMITH Properties	63,076	1,686,652
Kilroy Realty Corp.	58,627	3,046,259
Kimco Realty Corp.	213,587	2,404,990
Lamar Advertising Co., Class A	45,610	3,018,014
Life Storage, Inc.	24,780	2,608,591
Medical Properties Trust, Inc.	270,274	4,764,931
Mid-America Apartment Communities, Inc.	59,846	6,939,144
National Retail Properties, Inc.	85,095	2,936,628
Omega Healthcare Investors, Inc.	114,729	3,434,986
Outfront Media, Inc.	74,700	1,086,885
Paramount Group, Inc.	106,000	750,480
Park Hotels & Resorts, Inc.(b)	126,278	1,261,517
Prologis, Inc.	392,385	39,481,779
Public Storage	80,926	18,023,839
Rayonier, Inc.	63,842	1,687,982
Realty Income Corp.	179,603	10,910,882
Regency Centers Corp.(b)	85,331	3,244,285
Rexford Industrial Realty, Inc.	63,206	2,892,307
SBA Communications Corp.	59,330	18,895,418
Simon Property Group, Inc.(b)	166,650	10,778,922
SL Green Realty Corp.(b)	35,368	1,640,014
Spirit Realty Capital, Inc.(b)	53,677	1,811,599
STORE Capital Corp.(b)	124,939	3,427,077
Sun Communities, Inc.	50,457	7,094,759
Taubman Centers, Inc.	31,912	1,062,350
UDR, Inc.	152,907	4,986,297
Ventas, Inc.	197,484	8,286,429
VEREIT, Inc.	575,222	3,738,943
VICI Properties, Inc.(b)	278,358	6,505,226
Vornado Realty Trust(b)	91,275	3,076,880
Weingarten Realty Investors	67,068	1,137,473
Welltower, Inc.	227,473	12,531,488
Weyerhaeuser Co.	393,706	11,228,495
WP Carey, Inc.	89,916	5,858,927

		509,113,886

Food & Staples Retailing — 1.4%
Albertsons Cos., Inc., Class A(a)(b)	24,915	345,073
Casey’s General Stores, Inc.(b)	19,362	3,439,659
Costco Wholesale Corp.	234,847	83,370,685
Grocery Outlet Holding Corp.(a)(b)	37,211	1,463,136
Kroger Co.(b)	404,316	13,710,356
Sprouts Farmers Market, Inc.(a)	80,229	1,679,193
Sysco Corp.(b)	261,391	16,263,748
US Foods Holding Corp.(a)	114,482	2,543,790
Walgreens Boots Alliance, Inc.	373,629	13,420,754
Walmart, Inc.	741,436	103,734,311

		239,970,705

Food Products — 1.1%
Archer-Daniels-Midland Co.	289,326	13,450,766
Beyond Meat, Inc.(a)(b)	26,661	4,427,326
Bunge Ltd.	78,207	3,574,060

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Campbell Soup Co.(b)	100,569	$4,864,522
Conagra Brands, Inc.	269,777	9,633,737
Flowers Foods, Inc.(b)	102,672	2,498,010
General Mills, Inc.(b)	325,448	20,073,633
Hain Celestial Group, Inc.(a)	39,749	1,363,391
Hershey Co.	77,034	11,042,053
Hormel Foods Corp.(b)	146,729	7,173,581
Ingredion, Inc.(b)	35,350	2,675,288
J.M. Smucker Co.(b)	62,047	7,167,669
Kellogg Co.(b)	138,340	8,935,381
Kraft Heinz Co.(b)	338,185	10,128,641
Lamb Weston Holdings, Inc.(b)	83,310	5,520,954
McCormick & Co., Inc.(b)	65,129	12,641,539
Mondelez International, Inc., Class A	750,152	43,096,232
Pilgrim’s Pride Corp.(a)	28,135	421,040
Post Holdings, Inc.(a)	36,747	3,160,242
Seaboard Corp.	134	380,116
TreeHouse Foods, Inc.(a)	27,438	1,112,062
Tyson Foods, Inc., Class A	150,132	8,929,851

		182,270,094

Gas Utilities(b) — 0.1%
Atmos Energy Corp.	64,099	6,127,223
National Fuel Gas Co.	56,061	2,275,516
UGI Corp.	111,222	3,668,102

		12,070,841

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	919,635	100,083,877
ABIOMED, Inc.(a)	24,934	6,908,214
Align Technology, Inc.(a)	40,765	13,344,831
Baxter International, Inc.	266,192	21,407,161
Becton Dickinson and Co.	146,712	34,136,948
Boston Scientific Corp.(a)	758,756	28,992,067
Cooper Cos., Inc.	26,309	8,869,290
Danaher Corp.	333,320	71,773,796
DENTSPLY SIRONA, Inc.(b)	114,121	4,990,511
DexCom, Inc.(a)(b)	49,283	20,315,931
Edwards Lifesciences Corp.(a)	328,722	26,238,590
Envista Holdings Corp.(a)(b)	81,914	2,021,638
Globus Medical, Inc., Class A(a)	46,829	2,318,972
Haemonetics Corp.(a)	24,565	2,143,296
Hill-Rom Holdings, Inc.(b)	35,053	2,927,276
Hologic, Inc.(a)	133,874	8,898,605
ICU Medical, Inc.(a)	10,540	1,926,290
IDEXX Laboratories, Inc.(a)	44,888	17,645,922
Insulet Corp.(a)	34,153	8,080,258
Integra LifeSciences Holdings Corp.(a)(b)	39,587	1,869,298
Intuitive Surgical, Inc.(a)	61,532	43,659,415
Masimo Corp.(a)	25,122	5,930,299
Medtronic PLC	712,865	74,080,931
Novocure Ltd.(a)	50,617	5,634,178
Penumbra, Inc.(a)(b)	17,069	3,317,872
Quidel Corp.(a)	19,204	4,212,974
ResMed, Inc.(b)	74,851	12,831,707
STERIS PLC(b)	44,433	7,828,650
Stryker Corp.	184,189	38,379,462
Tandem Diabetes Care, Inc.(a)	34,301	3,893,164
Teleflex, Inc.	24,400	8,306,248
Varian Medical Systems, Inc.(a)	47,354	8,144,888

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	38,317	$10,533,343
Zimmer Biomet Holdings, Inc.	112,642	15,335,082

		626,980,984

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)(b)	59,043	1,740,588
Amedisys, Inc.(a)	16,222	3,835,368
AmerisourceBergen Corp.	76,082	7,373,867
Anthem, Inc.	134,185	36,040,749
Cardinal Health, Inc.	153,953	7,228,093
Centene Corp.(a)	300,174	17,509,149
Chemed Corp.	8,047	3,865,376
Cigna Corp.	193,918	32,851,648
CVS Health Corp.	697,108	40,711,107
DaVita, Inc.(a)(b)	42,006	3,597,814
Encompass Health Corp.(b)	51,380	3,338,672
Guardant Health, Inc.(a)(b)	38,127	4,261,836
HCA Healthcare, Inc.	143,441	17,884,224
Henry Schein, Inc.(a)(b)	76,135	4,475,215
Humana, Inc.	70,737	29,277,337
Laboratory Corp. of America Holdings(a)	50,635	9,533,052
McKesson Corp.	84,384	12,567,309
Molina Healthcare, Inc.(a)	29,750	5,445,440
Oak Street Health, Inc.(a)	8,979	479,838
Premier, Inc., Class A(b)	29,685	974,559
Quest Diagnostics, Inc.(b)	70,446	8,065,363
UnitedHealth Group, Inc.	502,635	156,706,514
Universal Health Services, Inc., Class B	37,688	4,033,370

		411,796,488

Health Care Technology — 0.3%
Cerner Corp.	158,893	11,486,375
Change Healthcare, Inc.(a)	117,394	1,703,387
Livongo Health, Inc.(a)(b)	31,270	4,379,363
Teladoc Health, Inc.(a)(b)	36,933	8,097,191
Veeva Systems, Inc., Class A(a)	71,525	20,112,115

		45,778,431

Hotels, Restaurants & Leisure — 1.7%
Aramark	113,846	3,011,227
Carnival Corp.(b)	244,645	3,713,711
Chipotle Mexican Grill, Inc.(a)	14,937	18,577,296
Choice Hotels International, Inc.(b)	18,605	1,599,286
Darden Restaurants, Inc.	69,292	6,980,476
Domino’s Pizza, Inc.	20,141	8,565,564
Dunkin’ Brands Group, Inc.(b)	42,469	3,478,636
Extended Stay America, Inc.	91,249	1,090,426
Hilton Worldwide Holdings, Inc.	143,013	12,201,869
Hyatt Hotels Corp., Class A	18,022	961,834
Las Vegas Sands Corp.	173,401	8,090,891
Marriott International, Inc., Class A(b)	140,355	12,994,066
McDonald’s Corp.	397,038	87,145,871
MGM Resorts International(b)	262,273	5,704,438
Norwegian Cruise Line Holdings Ltd.(a)(b)	149,849	2,563,916
Planet Fitness, Inc., Class A, Class A(a)	42,933	2,645,531
Royal Caribbean Cruises Ltd.(b)	92,250	5,971,342
Six Flags Entertainment Corp.	36,963	750,349
Starbucks Corp.	623,240	53,548,781
Vail Resorts, Inc.	23,170	4,957,685
Wendy’s Co.	95,181	2,122,060
Wyndham Destinations, Inc.(b)	45,887	1,411,484
Wyndham Hotels & Resorts, Inc.	45,479	2,296,690

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.(b)	51,858	$3,723,923
Yum China Holdings, Inc.(b)	208,622	11,046,535
Yum! Brands, Inc.	161,213	14,718,747

		279,872,634

Household Durables — 0.4%
D.R. Horton, Inc.	181,705	13,742,349
Garmin Ltd.	78,083	7,406,953
Leggett & Platt, Inc.(b)	66,700	2,746,039
Lennar Corp., -B Shares	10,779	707,749
Lennar Corp., Class A(b)	140,405	11,468,280
Mohawk Industries, Inc.(a)(b)	33,585	3,277,560
Newell Brands, Inc.	209,219	3,590,198
NVR, Inc.(a)	1,723	7,035,216
PulteGroup, Inc.	139,609	6,462,501
Tempur Sealy International, Inc.(a)	26,029	2,321,527
Toll Brothers, Inc.(b)	61,053	2,970,839
Whirlpool Corp.(b)	31,562	5,803,936

		67,533,147

Household Products — 1.6%
Church & Dwight Co., Inc.(b)	129,674	12,151,751
Clorox Co.(b)	65,880	13,846,000
Colgate-Palmolive Co.(b)	440,643	33,995,607
Energizer Holdings, Inc.(b)	31,553	1,234,984
Kimberly-Clark Corp.(b)	181,045	26,733,105
Procter & Gamble Co.	1,294,469	179,918,246
Reynolds Consumer Products Inc.	25,495	780,657
Spectrum Brands Holdings, Inc.	24,767	1,415,682

		270,076,032

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	336,595	6,095,735
Vistra Corp.	254,672	4,803,114

		10,898,849

Industrial Conglomerates — 1.0%
3M Co.(b)	298,831	47,866,750
Carlisle Cos., Inc.(b)	28,395	3,474,696
General Electric Co.	4,625,633	28,817,694
Honeywell International, Inc.	372,873	61,378,624
Roper Technologies, Inc.	55,646	21,986,291

		163,524,055

Insurance — 2.0%
Aflac, Inc.	367,033	13,341,650
Alleghany Corp.(b)	7,238	3,767,017
Allstate Corp.	163,809	15,420,979
American Financial Group, Inc.(b)	39,406	2,639,414
American International Group, Inc.	450,430	12,400,338
American National Group, Inc.	2,683	181,183
Aon PLC, Class A(b)	121,976	25,163,649
Arch Capital Group Ltd.(a)	205,278	6,004,381
Arthur J Gallagher & Co.	103,451	10,922,357
Assurant, Inc.(b)	34,414	4,174,762
Assured Guaranty Ltd.	40,015	859,522
Athene Holding Ltd., Class A(a)	58,128	1,981,002
Axis Capital Holdings Ltd.(b)	44,804	1,973,168
Brighthouse Financial, Inc.(a)	60,678	1,632,845
Brown & Brown, Inc.	123,154	5,575,182
Chubb Ltd.	239,357	27,794,135
Cincinnati Financial Corp.(b)	83,633	6,520,865
CNA Financial Corp.	18,457	553,525
Erie Indemnity Co., Class A(b)	15,354	3,228,639

Security	Shares	Value

Insurance (continued)
Everest Re Group Ltd.	20,718	$4,092,634
Fidelity National Financial, Inc.(b)	140,034	4,384,464
First American Financial Corp.	58,488	2,977,624
Globe Life, Inc.	55,614	4,443,559
GoHealth, Inc., Class A(a)(b)	26,367	343,430
Hanover Insurance Group, Inc.(b)	21,092	1,965,353
Hartford Financial Services Group, Inc.	186,655	6,880,103
Kemper Corp.	30,777	2,056,827
Lemonade Inc.(a)(b)	7,007	348,388
Lincoln National Corp.	104,993	3,289,431
Loews Corp.	125,653	4,366,442
Markel Corp.(a)	7,370	7,176,169
Marsh & McLennan Cos., Inc.(b)	264,557	30,344,688
Mercury General Corp.	13,156	544,264
MetLife, Inc.	415,487	15,443,652
Old Republic International Corp.	148,984	2,196,024
Primerica, Inc.(b)	21,114	2,388,838
Principal Financial Group, Inc.	144,443	5,816,720
Progressive Corp.	311,368	29,477,209
Prudential Financial, Inc.	211,323	13,423,237
Reinsurance Group of America, Inc.	35,355	3,365,442
RenaissanceRe Holdings Ltd.(b)	29,288	4,971,345
Travelers Cos., Inc.	134,971	14,602,512
Unum Group	104,440	1,757,725
W.R. Berkley Corp.	71,414	4,366,966
White Mountains Insurance Group Ltd.	1,716	1,336,764
Willis Towers Watson PLC	67,190	14,030,616

		330,525,039

Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(a)	159,300	233,470,080
Alphabet, Inc., Class C(a)	157,775	231,866,140
Facebook, Inc., Class A(a)	1,276,793	334,392,087
IAC/InterActiveCorp.(a)	40,964	4,906,668
Match Group, Inc.(a)	114,293	12,646,520
Pinterest, Inc., Class A(a)	206,294	8,563,264
TripAdvisor, Inc.	48,961	959,146
Twitter, Inc.(a)	401,683	17,874,894
Zillow Group, Inc.(a)	33,124	3,363,411
Zillow Group, Inc., Class C(a)	73,314	7,447,969

		855,490,179

Internet & Direct Marketing Retail — 4.7%
Amazon.com, Inc.(a)	225,444	709,862,286
Booking Holdings, Inc.(a)	21,675	37,078,989
eBay, Inc.(b)	358,220	18,663,262
Etsy, Inc.(a)	61,615	7,494,233
Expedia Group, Inc.(b)	75,805	6,950,560
Grubhub, Inc.(a)	46,784	3,383,887
Qurate Retail, Inc.	197,866	1,420,678
Wayfair, Inc., Class A(a)(b)	36,219	10,540,091

		795,393,986

IT Services — 5.7%
Accenture PLC, Class A	339,211	76,658,294
Akamai Technologies, Inc.(a)	87,945	9,721,440
Alliance Data Systems Corp.	28,078	1,178,714
Amdocs Ltd.(b)	70,407	4,042,066
Automatic Data Processing, Inc.	224,735	31,348,285
BigCommerce Holdings Inc., Series-1(a)(b)	4,606	383,680
Black Knight, Inc.(a)	80,009	6,964,784
Booz Allen Hamilton Holding Corp.	70,632	5,861,043
Broadridge Financial Solutions, Inc.	63,512	8,383,584

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
CACI International, Inc., Class A, Class A(a)	12,409	$2,645,102
Cognizant Technology Solutions Corp., Class A	289,532	20,099,311
DXC Technology Co.	132,033	2,356,789
EPAM Systems, Inc.(a)	27,318	8,831,363
Euronet Worldwide, Inc.(a)(b)	27,020	2,461,522
Fastly Inc., Class A, Class A(a)	41,520	3,889,594
Fidelity National Information Services, Inc.	329,140	48,452,699
Fiserv, Inc.(a)	297,743	30,682,416
FleetCor Technologies, Inc.(a)(b)	44,190	10,521,639
Gartner, Inc.(a)	47,819	5,974,984
Genpact Ltd.	99,807	3,887,483
Global Payments, Inc.	158,691	28,180,348
GoDaddy, Inc., Class A(a)	92,298	7,011,879
International Business Machines Corp.(b)	472,958	57,544,800
Jack Henry & Associates, Inc.	39,915	6,489,780
Leidos Holdings, Inc.	70,703	6,303,173
Mastercard, Inc., Class A	469,090	158,632,165
MongoDB, Inc.(a)	26,186	6,062,321
Okta, Inc.(a)	62,373	13,338,466
Paychex, Inc.(b)	173,858	13,868,653
PayPal Holdings, Inc.(a)	624,668	123,078,336
Sabre Corp.(b)	142,477	927,525
Science Applications International Corp.(b)	30,168	2,365,775
Square, Inc., Class A(a)	196,368	31,919,618
StoneCo Ltd., Class A(a)	102,416	5,416,782
Switch, Inc.	46,108	719,746
Twilio, Inc., Class A(a)	73,336	18,120,592
VeriSign, Inc.(a)	53,250	10,908,263
Visa, Inc., Class A(b)	897,892	179,551,463
Western Union Co.(b)	214,038	4,586,834
WEX, Inc.(a)	23,143	3,216,183

		962,587,494

Leisure Products — 0.1%
Brunswick Corp.(b)	43,513	2,563,351
Hasbro, Inc.(b)	66,400	5,492,608
Mattel, Inc.(a)(b)	190,027	2,223,316
Peloton Interactive, Inc., Class A(a)(b)	50,322	4,993,955
Polaris, Inc.	29,932	2,823,785

		18,097,015

Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)(b)	30,461	3,797,877
Adaptive Biotechnologies Corp.(a)	38,223	1,858,785
Agilent Technologies, Inc.	166,514	16,807,923
Avantor, Inc.(a)	233,051	5,241,317
Berkeley Lights, Inc.(a)	5,354	408,831
Bio-Rad Laboratories, Inc., Class A(a)	11,255	5,801,502
Bio-Techne Corp.	19,327	4,787,878
Bruker Corp.	53,452	2,124,717
Charles River Laboratories International, Inc.(a)	25,803	5,843,089
Illumina, Inc.(a)	78,335	24,211,782
IQVIA Holdings, Inc.(a)	102,502	16,157,390
Mettler-Toledo International, Inc.(a)	12,317	11,895,143
PerkinElmer, Inc.(b)	58,457	7,336,938
PPD, Inc.(a)	84,495	3,125,470
PRA Health Sciences, Inc.(a)(b)	33,214	3,369,228
QIAGEN NV(a)(b)	126,326	6,601,797
Repligen Corp.(a)	30,060	4,435,052
Syneos Health, Inc.(a)	40,804	2,169,141
Thermo Fisher Scientific, Inc.	210,230	92,820,750
Waters Corp.(a)	34,428	6,736,871

		225,531,481

Security	Shares	Value

Machinery — 1.7%
AGCO Corp.	30,183	$2,241,691
Allison Transmission Holdings, Inc.	60,337	2,120,242
Caterpillar, Inc.	288,090	42,968,623
Colfax Corp.(a)(b)	46,893	1,470,564
Crane Co.(b)	25,215	1,264,028
Cummins, Inc.	79,225	16,729,151
Deere & Co.(b)	150,278	33,306,113
Donaldson Co., Inc.	64,480	2,993,162
Dover Corp.	75,031	8,128,859
Flowserve Corp.(b)	69,309	1,891,443
Fortive Corp.	155,338	11,838,309
Gates Industrial Corp. PLC(a)(b)	16,568	184,236
Graco, Inc.	88,412	5,424,076
IDEX Corp.	39,476	7,200,817
Illinois Tool Works, Inc.(b)	167,902	32,440,345
Ingersoll Rand Inc.(a)	180,903	6,440,147
ITT, Inc.	46,740	2,759,997
Lincoln Electric Holdings, Inc.(b)	30,018	2,762,857
Middleby Corp.(a)	29,684	2,662,952
Nordson Corp.	30,354	5,822,504
Oshkosh Corp.(b)	34,444	2,531,634
Otis Worldwide Corp.	221,089	13,800,375
PACCAR, Inc.	182,910	15,598,565
Parker-Hannifin Corp.	69,317	14,025,602
Pentair PLC	87,735	4,015,631
Snap-on, Inc.(b)	28,941	4,258,089
Stanley Black & Decker, Inc.(b)	83,598	13,559,596
Timken Co.(b)	32,401	1,756,782
Toro Co.(b)	56,550	4,747,373
Trinity Industries, Inc.(b)	50,694	988,533
Westinghouse Air Brake Technologies Corp.	92,175	5,703,789
Woodward, Inc.(b)	30,355	2,433,257
Xylem, Inc.(b)	99,283	8,351,686

		282,421,028

Marine — 0.0%
Kirby Corp.(a)	29,762	1,076,492

Media — 1.4%
Altice USA, Inc., Class A(a)(b)	156,680	4,073,680
Cable One, Inc.	2,800	5,279,204
Charter Communications, Inc., Class A(a)	79,918	49,896,004
Comcast Corp., Class A(b)	2,412,828	111,617,423
Discovery, Inc., Class A(a)(b)	84,801	1,846,118
Discovery, Inc., Class C(a)	162,515	3,185,294
DISH Network Corp., Class A(a)	143,246	4,158,431
Fox Corp., Class A(b)	176,069	4,900,000
Fox Corp., Class B(a)(b)	95,443	2,669,541
Interpublic Group of Cos., Inc.	203,681	3,395,362
John Wiley & Sons, Inc., Class A(b)	19,915	631,505
Liberty Broadband Corp.(a)	16,033	2,273,640
Liberty Broadband Corp., Class C(a)	54,802	7,829,562
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	42,844	1,421,136
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	87,778	2,903,696
New York Times Co., Class A(b)	94,535	4,045,153
News Corp., Class A, Class A	202,510	2,839,190
News Corp., Class B, Class B(b)	54,791	765,978
Nexstar Media Group, Inc., Class A(b)	22,849	2,054,811
Omnicom Group, Inc.	106,712	5,282,244
Sirius XM Holdings, Inc.(b)	612,654	3,283,825
ViacomCBS, Inc., Class A, Class A	1,463	44,314
ViacomCBS, Inc., Class B(b)	287,297	8,047,189

		232,443,300

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	789,588	$12,349,156
Newmont Corp.	427,596	27,130,966
Nucor Corp.(b)	158,137	7,094,026
Reliance Steel & Aluminum Co.	34,439	3,514,156
Royal Gold, Inc.(b)	34,461	4,141,178
Southern Copper Corp.(b)	39,755	1,799,709
Steel Dynamics, Inc.	99,706	2,854,583

		58,883,774

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(b)	293,657	4,084,769
Annaly Capital Management, Inc.(b)	750,782	5,345,568
New Residential Investment Corp.	214,584	1,705,943
Starwood Property Trust, Inc.(b)	143,973	2,172,552

		13,308,832

Multiline Retail — 0.5%
Dollar General Corp.	134,335	28,159,302
Dollar Tree, Inc.(a)	128,079	11,698,736
Kohl’s Corp.(b)	88,775	1,645,001
Nordstrom, Inc.(b)	59,838	713,269
Ollie’s Bargain Outlet Holdings, Inc.(a)	28,346	2,476,023
Target Corp.	266,031	41,878,600

		86,570,931

Multi-Utilities — 0.8%
Ameren Corp.	136,475	10,792,443
CenterPoint Energy, Inc.(b)	288,853	5,589,306
CMS Energy Corp.	150,060	9,215,185
Consolidated Edison, Inc.	174,601	13,583,958
Dominion Energy, Inc.	446,827	35,268,055
DTE Energy Co.	104,654	12,039,396
MDU Resources Group, Inc.	103,705	2,333,362
NiSource, Inc.(b)	199,814	4,395,908
Public Service Enterprise Group, Inc.	265,625	14,585,469
Sempra Energy	154,601	18,298,574
WEC Energy Group, Inc.	164,962	15,984,818

		142,086,474

Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Corp.(b)	151,287	812,411
Apache Corp.	203,701	1,929,048
Cabot Oil & Gas Corp.(b)	210,251	3,649,957
Cheniere Energy, Inc.(a)	122,188	5,653,639
Chevron Corp.	995,480	71,674,560
Cimarex Energy Co.	50,084	1,218,544
Concho Resources, Inc.	101,868	4,494,416
ConocoPhillips	579,205	19,021,092
Continental Resources, Inc.(b)	30,469	374,159
Devon Energy Corp.	200,958	1,901,063
Diamondback Energy, Inc.(b)	79,196	2,385,383
EOG Resources, Inc.	318,053	11,430,825
EQT Corp.	126,744	1,638,800
Equitrans Midstream Corp.(b)	205,931	1,742,176
Exxon Mobil Corp.	2,254,091	77,382,944
Hess Corp.(b)	143,371	5,868,175
HollyFrontier Corp.	74,279	1,464,039
Kinder Morgan, Inc.	1,016,420	12,532,459
Marathon Oil Corp.	384,072	1,570,854
Marathon Petroleum Corp.(b)	354,864	10,411,710
Murphy Oil Corp.(b)	79,843	712,200
Noble Energy, Inc.	261,123	2,232,602
Occidental Petroleum Corp.	445,207	4,456,522
ONEOK, Inc.	228,265	5,930,325

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Parsley Energy, Inc., Class A	150,376	$1,407,519
Phillips 66	237,494	12,311,689
Pioneer Natural Resources Co.(b)	85,724	7,371,407
Targa Resources Corp.	118,788	1,666,596
Valero Energy Corp.	212,658	9,212,345
Williams Cos., Inc.	659,517	12,959,509
WPX Energy, Inc.(a)	212,659	1,042,029

		296,458,997

Personal Products — 0.2%
Coty, Inc., Class A(b)	162,161	437,835
Estee Lauder Cos., Inc., Class A	118,123	25,780,345
Herbalife Nutrition Ltd.(a)	46,190	2,154,763
Nu Skin Enterprises, Inc.	28,665	1,435,830

		29,808,773

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	1,204,085	72,594,285
Catalent, Inc.(a)	90,429	7,746,148
Elanco Animal Health, Inc.(a)	214,020	5,977,579
Eli Lilly & Co.	448,310	66,358,846
Horizon Therapeutics PLC(a)	101,545	7,888,016
Jazz Pharmaceuticals PLC(a)	28,672	4,088,340
Johnson & Johnson	1,400,970	208,576,413
Merck & Co., Inc.	1,343,580	111,449,961
Mylan NV(a)	271,163	4,021,347
Nektar Therapeutics(a)	90,298	1,498,044
Perrigo Co. PLC	71,340	3,275,219
Pfizer, Inc.	2,956,932	108,519,404
Reata Pharmaceuticals, Inc.(a)(b)	12,135	1,182,192
Royalty Pharma PLC, Class A	44,338	1,865,300
Zoetis, Inc.	253,197	41,871,188

		646,912,282

Professional Services — 0.5%
CoreLogic, Inc.	42,891	2,902,434
CoStar Group, Inc.(a)(b)	21,009	17,826,347
Dun & Bradstreet Holdings Inc.(a)	44,375	1,138,662
Equifax, Inc.	63,162	9,910,118
FTI Consulting, Inc.(a)(b)	23,169	2,455,219
IHS Markit Ltd.	213,716	16,778,843
ManpowerGroup, Inc.	29,201	2,141,309
Nielsen Holdings PLC	190,661	2,703,573
Robert Half International, Inc.	58,497	3,096,831
TransUnion	97,460	8,199,310
Verisk Analytics, Inc.	85,509	15,845,673

		82,998,319

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	174,185	8,181,469
Howard Hughes Corp.(a)	21,016	1,210,522
Jones Lang LaSalle, Inc.(b)	27,606	2,640,790

		12,032,781

Road & Rail — 1.2%
AMERCO(b)	4,279	1,523,238
CSX Corp.	405,155	31,468,389
JB Hunt Transport Services, Inc.	44,662	5,644,384
Kansas City Southern(b)	52,220	9,442,943
Knight-Swift Transportation Holdings, Inc.	67,512	2,747,738
Landstar System, Inc.(b)	22,547	2,829,423
Lyft, Inc., Class A(a)	140,163	3,861,491
Norfolk Southern Corp.	136,119	29,128,105
Old Dominion Freight Line, Inc.(b)	52,518	9,501,556
Ryder System, Inc.(b)	26,032	1,099,592

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Schneider National, Inc., Class B, Class B(b)	30,004	$741,999
Uber Technologies, Inc.(a)(b)	732,101	26,707,044
Union Pacific Corp.	359,991	70,871,428

		195,567,330

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.(a)	620,264	50,855,445
Analog Devices, Inc.	192,292	22,448,168
Applied Materials, Inc.(b)	487,920	29,006,844
Broadcom, Inc.	207,816	75,711,525
Cirrus Logic, Inc.(a)	36,414	2,456,124
Cree, Inc.(a)	58,747	3,744,534
Enphase Energy, Inc.(a)	54,606	4,509,910
Entegris, Inc.(b)	71,061	5,282,675
First Solar, Inc.(a)	49,935	3,305,697
Inphi Corp.(a)(b)	28,936	3,248,066
Intel Corp.	2,254,702	116,748,470
KLA Corp.	82,780	16,037,797
Lam Research Corp.	77,270	25,634,322
Marvell Technology Group Ltd.(b)	344,251	13,666,765
Maxim Integrated Products, Inc.	138,644	9,373,721
Microchip Technology, Inc.(b)	131,462	13,509,035
Micron Technology, Inc.(a)	592,207	27,810,041
MKS Instruments, Inc.	27,174	2,968,216
Monolithic Power Systems, Inc.	22,425	6,270,254
NVIDIA Corp.	314,070	169,980,965
ON Semiconductor Corp.(a)(b)	205,511	4,457,534
Qorvo, Inc.(a)	62,096	8,011,005
QUALCOMM, Inc.	598,791	70,465,725
Skyworks Solutions, Inc.(b)	87,751	12,767,771
SolarEdge Technologies Inc.(a)	25,221	6,011,425
Teradyne, Inc.	86,350	6,861,371
Texas Instruments, Inc.	488,746	69,788,041
Universal Display Corp.(b)	23,204	4,193,891
Xilinx, Inc.	127,566	13,297,480

		798,422,817

Software — 9.8%
2U, Inc.(a)(b)	37,205	1,259,761
Adobe, Inc.(a)	255,716	125,410,798
Alteryx, Inc., Class A, Class A(a)(b)	27,210	3,089,696
Anaplan, Inc.(a)	66,747	4,177,027
ANSYS, Inc.(a)	45,694	14,952,448
Aspen Technology, Inc.(a)	38,563	4,881,690
Atlassian Corp. PLC, Class A(a)	67,190	12,214,470
Autodesk, Inc.(a)	116,777	26,976,655
Avalara, Inc.(a)	42,930	5,466,706
Bill.Com Holdings, Inc.(a)(b)	28,379	2,846,698
Cadence Design Systems, Inc.(a)(b)	147,094	15,684,633
CDK Global, Inc.(b)	62,125	2,708,029
Ceridian HCM Holding, Inc.(a)	54,521	4,506,161
Citrix Systems, Inc.(b)	64,347	8,861,225
Cloudflare, Inc., Class A(a)	68,203	2,800,415
Coupa Software, Inc.(a)(b)	36,484	10,005,372
Crowdstrike Holdings, Inc., Class A(a)	78,999	10,848,143
Datadog Inc., Class A(a)(b)	79,384	8,109,869
DocuSign, Inc.(a)	95,639	20,585,338
Dropbox, Inc., Class A(a)	125,521	2,417,534
Duck Creek Technologies Inc.(a)	7,853	356,762
Dynatrace, Inc.(a)	95,235	3,906,540
Elastic NV(a)	33,957	3,663,621
Everbridge, Inc.(a)(b)	17,647	2,218,757
Fair Isaac Corp.(a)	14,730	6,265,847

Security	Shares	Value

Software (continued)
FireEye, Inc.(a)	103,414	$1,276,646
Five9, Inc.(a)	35,590	4,615,311
Fortinet, Inc.(a)	69,420	8,178,370
Globant SA(a)	20,089	3,600,351
Guidewire Software, Inc.(a)(b)	42,854	4,468,387
HubSpot, Inc.(a)	22,753	6,649,109
Intuit, Inc.	133,802	43,647,550
Jamf Holding Corp.(a)(b)	10,396	390,994
Manhattan Associates, Inc.(a)	37,335	3,565,119
Medallia, Inc.(a)(b)	41,316	1,132,885
Microsoft Corp.	3,980,391	837,195,639
nCino Inc.(a)(b)	4,280	341,030
New Relic, Inc.(a)	25,596	1,442,591
NortonLifeLock, Inc.(b)	280,131	5,837,930
Nuance Communications, Inc.(a)(b)	156,963	5,209,602
Nutanix, Inc.(a)	100,784	2,235,389
Oracle Corp.(b)	1,021,517	60,984,565
PagerDuty, Inc.(a)(b)	33,964	920,764
Palo Alto Networks, Inc.(a)	49,259	12,056,140
Paycom Software, Inc.(a)	25,873	8,054,265
Paylocity Holding Corp.(a)(b)	20,139	3,250,837
Pegasystems, Inc.(b)	21,225	2,569,074
Pluralsight, Inc.(a)(b)	48,275	826,951
Proofpoint, Inc.(a)	29,335	3,096,309
PTC, Inc.(a)(b)	55,233	4,568,874
RealPage, Inc.(a)	45,498	2,622,505
RingCentral, Inc., Class A(a)(b)	41,729	11,459,201
salesforce.com, Inc.(a)	460,542	115,743,415
ServiceNow, Inc.(a)	101,083	49,025,255
Slack Technologies, Inc., Class A(a)(b)	214,161	5,752,364
Smartsheet, Inc., Class A(a)(b)	56,994	2,816,644
SolarWinds Corp.(a)	28,404	577,737
Splunk, Inc.(a)	82,474	15,515,834
SS&C Technologies Holdings, Inc.	117,297	7,098,814
Synopsys, Inc.(a)	80,515	17,228,600
Teradata Corp.(a)(b)	57,517	1,305,636
Trade Desk, Inc., Class A(a)(b)	21,885	11,353,500
Tyler Technologies, Inc.(a)(b)	21,887	7,628,933
VMware, Inc., Class A(a)(b)	40,442	5,810,302
Workday, Inc., Class A(a)(b)	89,620	19,279,951
Zendesk, Inc.(a)(b)	62,759	6,459,156
Zoom Video Communications, Inc., Class A(a)	88,827	41,758,461
Zscaler, Inc.(a)	37,343	5,253,787

		1,657,018,972

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	34,412	5,282,242
AutoNation, Inc.(a)	36,647	1,939,726
AutoZone, Inc.(a)	12,621	14,862,995
Best Buy Co., Inc.	119,183	13,263,876
Burlington Stores, Inc.(a)	33,923	6,991,191
CarMax, Inc.(a)	85,846	7,890,106
Carvana Co.(a)	28,298	6,312,152
Dick’s Sporting Goods, Inc.(b)	32,815	1,899,332
Five Below, Inc.(a)	27,425	3,482,975
Floor & Decor Holdings, Inc., Class A(a)	48,850	3,653,980
Foot Locker, Inc.	55,973	1,848,788
Gap, Inc.	90,147	1,535,203
Home Depot, Inc.	571,258	158,644,059
L Brands, Inc.	128,251	4,079,664
Lowe’s Cos., Inc.	402,392	66,740,737
O’Reilly Automotive, Inc.(a)	39,175	18,062,809
Penske Automotive Group, Inc.(b)	15,197	724,289

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc.	187,935	$17,538,094
Tiffany & Co.	63,482	7,354,390
TJX Cos., Inc.	637,137	35,456,674
Tractor Supply Co.	60,340	8,649,136
Ulta Beauty, Inc.(a)	28,553	6,395,301
Vroom Inc.(a)	12,767	661,075
Williams-Sonoma, Inc.(b)	40,386	3,652,510

		396,921,304

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	8,582,696	993,962,024
Dell Technologies, Inc., Class C(a)(b)	130,953	8,864,208
Hewlett Packard Enterprise Co.	686,468	6,432,205
HP, Inc.	773,738	14,693,285
NCR Corp.(a)	63,769	1,411,846
NetApp, Inc.(b)	124,654	5,464,831
Pure Storage, Inc., Class A, Class A(a)(b)	118,018	1,816,297
Western Digital Corp.(b)	157,807	5,767,846
Xerox Holdings Corp.	96,198	1,805,636

		1,040,218,178

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	76,736	1,381,248
Carter’s, Inc.(b)	22,980	1,989,608
Columbia Sportswear Co.(b)	15,339	1,334,186
Hanesbrands, Inc.(b)	186,783	2,941,832
Lululemon Athletica, Inc.(a)	60,554	19,944,671
NIKE, Inc., Class B	644,544	80,916,054
PVH Corp.(b)	37,356	2,227,912
Ralph Lauren Corp.(b)	29,378	1,996,823
Skechers USA, Inc., Class A(a)	65,605	1,982,583
Tapestry, Inc.	143,613	2,244,671
Under Armour, Inc., Class A(a)	103,529	1,162,631
Under Armour, Inc., Class C(a)(b)	98,963	973,796
VF Corp.(b)	173,258	12,171,374

		131,267,389

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	181,135	1,604,856
New York Community Bancorp, Inc.	247,647	2,048,040
Rocket Cos., Inc.(a)	49,631	989,146
TFS Financial Corp.	20,191	296,606

		4,938,648

Tobacco — 0.6%
Altria Group, Inc.	989,054	38,217,046
Philip Morris International, Inc.	827,507	62,054,750

		100,271,796

Trading Companies & Distributors — 0.2%
Air Lease Corp.(b)	53,522	1,574,617
Fastenal Co.	309,958	13,976,006
HD Supply Holdings, Inc.(a)	84,622	3,489,811
MSC Industrial Direct Co., Inc., Class A	22,353	1,414,498

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals, Inc.(a)	39,901	$6,962,725
Univar Solutions, Inc.(a)	83,298	1,406,070
W.W. Grainger, Inc.	22,992	8,202,856
Watsco, Inc.(b)	17,346	4,039,710

		41,066,293

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.(b)	40,453	1,087,781

Water Utilities — 0.1%
American Water Works Co., Inc.	93,486	13,544,252
Essential Utilities, Inc.	116,746	4,699,026

		18,243,278

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	52,824	974,075
T-Mobile US, Inc.(a)(b)	292,636	33,465,853
United States Cellular Corp.(a)	6,801	200,833

		34,640,761

Total Common Stocks — 98.9% (Cost: $11,835,117,670)		16,680,436,218

Investment Companies

Equity Funds — 0.5%
iShares Russell 1000 ETF(b)(c)(d)	437,310	81,842,567

Total Investment Companies — 0.5% (Cost: $79,478,292)		81,842,567

Total Long-Term Investments — 99.4% (Cost: $11,914,595,962)		16,762,278,785

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(c)(d)(e)	845,917,335	846,678,660
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)(d)	201,422,139	201,422,139

Total Short-Term Securities — 6.2% (Cost: $1,047,278,011)		1,048,100,799

Total Investments — 105.6% (Cost: $12,961,873,973)		17,810,379,584

Liabilities in Excess of Other Assets — (5.6)%		(952,184,377)

Net Assets — 100.0%		$16,858,195,207

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,419,715,226	$—	$(571,736,435	)(a)	$(1,842,770)	$542,639	$846,678,660	845,917,335	$5,036,924	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	216,786,742	—	(15,364,603	)(a)	—	—	201,422,139	201,422,139	707,534		—
BlackRock, Inc.	29,572,836	12,718,203	(2,933,901)		78,228	4,669,748	44,105,114	78,263	784,889		—
iShares Russell 1000 ETF	45,820,575	554,845,253	(516,353,204)		4,859,398	(7,329,455)	81,842,567	437,310	1,275,261		—

					$3,094,856	$(2,117,068)	$1,174,048,480		$7,804,608		$—

(a)  Represents net amount purchased (sold).

(b)  All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	563	12/18/20	$94,359	$749,094
S&P MidCap 400 E-Mini Index	42	12/18/20	7,795	(6,699)

				$742,395

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$16,680,436,218	$—	$—	$16,680,436,218
Investment Companies	81,842,567	—	—	81,842,567
Short-Term Securities
Money Market Funds	1,048,100,799	—	—	1,048,100,799

	$17,810,379,584	$—	$—	17,810,379,584

Derivative Financial Instruments(a)
Assets
Equity Contracts	$749,094	$—	$—	$749,094
Liabilities
Equity Contracts	(6,699)	—	—	(6,699)

	$742,395	$—	$—	$742,395

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

12